Contingencies and Commitments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)
Contingencies and Commitments [Line Items]
Provisions for lawsuits	$ 4,504		$ 5,533
Bank affiliates balance	$ 1,325,795		$ 1,081,895
Annual limit (in Dollars)		$ 100,000,000
Guarantees [Member]
Contingencies and Commitments [Line Items]
Annual limit (in Dollars)		$ 50,000,000